CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 94	$ 97
Checking accounts and demand deposits	46,668	44,330
Time deposits	23,812	72,294
Repurchase agreements collateralized by bonds	0	427
Cash and cash equivalents	$ 70,574	$ 117,148	$ 173,885	$ 236,100
Time deposits | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.68%	0.68%
Time deposits | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	3.75%	6.50%
Repurchase agreements collateralized by bonds
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.00%
Repurchase agreements collateralized by bonds | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)		0.73%
Repurchase agreements collateralized by bonds | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)		0.73%